Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill
	Brands and trademarks	Patents	Customer relationships	Other	Total
Cost
Balance at December 31, 2019	8,386	13,551	19,578	3,778	45,293
Additions	150	—	—	—	150
Disposition of Bridge Farm (note 6)	(3,066)	—	(19,415)	(3,747)	(26,228)
Foreign currency translation	(25)	—	(163)	(31)	(219)
Balance at December 31, 2020	5,445	13,551	—	—	18,996
Balance at December 31, 2021	5,445	13,551	—	—	18,996

Accumulated amortization and impairment
Balance at December 31, 2019	131	—	976	191	1,298
Depreciation	441	677	842	165	2,125
Impairment	—	12,874	—	—	12,874
Disposition of Bridge Farm (note 6)	(190)	—	(1,801)	(353)	(2,344)
Foreign currency translation	—	—	(17)	(3)	(20)
Balance at December 31, 2020	382	13,551	—	—	13,933
Depreciation	354	—	—	—	354
Balance at December 31, 2021	736	13,551	—	—	14,287

Net book value
Balance at December 31, 2020	5,063	—	—	—	5,063
Balance at December 31, 2021	4,709	—	—	—	4,709